RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 18 – RELATED PARTY TRANSACTIONS

The related parties had material transactions for the years ended December 31, 2023, 2022 and 2021 consist of the following:

Name of Related Party	Nature of Relationship at December 31, 2023
Sugimoto Hiroyuki	CEO of the Company
Yuto Yoshiyuki	COO of the Company
Watanabe Takahide	Chief Strategy Officer (“CSO”) of the Company
Li Tianqi	CAIO of the Company
Fuchiwaki Takeshi	Chief Growth Officer (“CGO”) of the Company
SY Consulting Co., Ltd. (“SY Consulting”)	A company controlled by CEO of the Company
Sugimoto Architectural Design Foundation	A company controlled by CEO of the Company
SYW Co., Ltd. (“SYW”)	A company controlled by CEO of the Company prior to April 2022, significantly influenced by CEO of the Company during the period from April 2022 to August 2023, and controlled by CEO of the Company after August 2023
Lifit Home Co., Ltd. (“Lifit Home”)*	Subsidiary of the Company prior to March 2021, when the entity was disposed
GARNET Co., Ltd. (“GARNET”)*	Subsidiary of the Company prior to August 2022, when the entity was disposed
SYNS Co., Ltd. (“SYNS”)*	Subsidiary of the Company prior to September 2022, when the entity was disposed
Flex Brain LLC (“Flex Brain”)	A company controlled by spouse of CGO of the Company

*	These entities were divested in connection with the reorganization for the Company’s overseas listing and were regarded as related parties of the Company prior to the disposal date. Upon completion of the disposition, the Company no longer holds any equity interest or exercises significant influence over these entities. As a result, these entities ceased to be related parties to the Company. The activities between the Company and these entities before the completion date of disposition were presented as related party transactions in the consolidated statements of operations and comprehensive income and cash flows for all periods presented.

Interest income generated from related parties amounted to nil, nil and JPY153 for the years ended December 31, 2023, 2022 and 2021, respectively.

The Company borrowed JPY118,000 from its CAIO during the year ended December 31, 2022 and repaid the amount in full during the same year. The Company borrowed JPY400,000 from its CEO during the year ended December 31, 2021 and repaid the amount in full during the same year and incurred interest expenses of JPY775.

During the year ended December 31, 2023, the Company entered into a sale-leaseback transaction with SYW and sold a container for cash proceeds of JPY165,802. The Company paid rent associated with this lease of JPY6,919 and the rent expense associated with this lease was JPY7,876 for the year ended December 31, 2023. The operating lease right-of-use assets and operating lease liabilities in connection with the lease are as follows:

		December 31,	December 31,
		2023	2022
SYW	Operating lease right-of-use assets	16,639	-
SYW	Operating lease liabilities, current	11,684	-
SYW	Operating lease liabilities, non-current	5,911	-

Payables due to related parties, which were included in other current liabilities on the consolidated financial statements, as of December 31, 2023 and 2022 are as follows:

		December 31,	December 31,
Payables due to related parties (included in other current liabilities)		2023	2022
Li Tianqi	Operating expense paid on behalf of the Company	26	-
Fuchiwaki Takeshi	Operating expense paid on behalf of the Company	93	230
SYW	Entertainment service provided by related party	2,854	554
Total		2,973	784

Accounts receivable from related parties as of December 31, 2023 and 2022 are as follows:

		December 31,	December 31,
Accounts receivable from related parties		2023	2022
SYW	Provided container operation and management service to related party	437	-
Flex Brain	Provided solar power plants operation and maintenance service to related party	8	-
Total		445	-

Deferred revenue from related party as of December 31, 2023 and 2021 is as follows:

		December 31,	December 31,
Deferred revenue from related party		2023	2022

SYW	Rental and other fee received in advance	-	93,341

Revenues generated from related parties for the years ended December 31, 2023, 2022 and 2021 are as follows:

		For the Years Ended December 31,
Revenues from related parties		2023	2022	2021
Sugimoto Hiroyuki	Real estate management income	70	69	133
Yuto Yoshiyuki	Rental income and real estate management income	64	2,013	63
Watanabe Takahide	Rental income	1,095	1,314	1,314
Li Tianqi	Real estate management income	482	-	-
Fuchiwaki Takeshi	Real estate management income	142	-	-
SYW	Rental income, real estate management income, container sales and container operation and management income	195,733	28,010	26,789
GARNET	Real estate management income	-	-	4,996
SYNS	Real estate sales and real estate management income*	-	331,126	251,011
Flex Brain	Rental income, solar power plants sales and solar power plants operation and maintenance income	19,011	-	-
Total		216,597	362,532	284,306

*	Real estate properties sold to SYNS had been sold to third party customers within the same period.

Expenses incurred with related parties for the years ended December 31, 2023, 2022 and 2021 are as follows:

		For the Years Ended December 31,
Expenses with related parties		2023	2022	2021
Sugimoto Architectural Design Foundation	Donation	1,000	400	2,000
SYW	Referral and marketing fee and entertainment expenses	16,501	30,526	45,572
Lifit Home	Referral and marketing fee	-	-	5,090
SYNS	Referral and marketing fee	-	-	66,522
Total		17,501	30,926	119,184

Real estate properties purchased from related party for the years ended December 31, 2023, 2022 and 2021 are as follows:

		For the Years Ended December 31,
Purchases from related party		2023	2022	2021
GARNET	Purchase of real estate properties	-	-	966,100